Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives - Costs (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Restructuring charges:
Employee terminations	[1]	$ 940	$ 489	$ 68
Asset impairments	[1]	142	254	45
Exit costs	[1]	74	68	58
Total restructuring charges	[1]	1,156	811	170
Transaction costs	[2]	127	123	0
Integration costs	[3]	441	219	80
Restructuring charges and certain acquisition-related costs	[4]	1,724	1,152	250
Additional depreciation––asset restructuring recorded in our consolidated statements of income as follows(d):
Additional depreciation	[5]	207	122	261
Implementation costs recorded in our consolidated statements of income as follows(e):
Implementation costs	[6]	340	203	270
Total costs associated with acquisitions and cost-reduction/productivity initiatives		2,271	1,478	781
Cost of Sales [Member]
Additional depreciation––asset restructuring recorded in our consolidated statements of income as follows(d):
Additional depreciation	[5]	201	117	228
Implementation costs recorded in our consolidated statements of income as follows(e):
Implementation costs	[6]	230	102	78
Selling, Informational and Administrative Expenses [Member]
Additional depreciation––asset restructuring recorded in our consolidated statements of income as follows(d):
Additional depreciation	[5]	0	0	1
Implementation costs recorded in our consolidated statements of income as follows(e):
Implementation costs	[6]	81	82	140
Research and Development Expense [Member]
Additional depreciation––asset restructuring recorded in our consolidated statements of income as follows(d):
Additional depreciation	[5]	7	5	31
Implementation costs recorded in our consolidated statements of income as follows(e):
Implementation costs	[6]	25	14	52
Other (income)/deductions - net [Member]
Implementation costs recorded in our consolidated statements of income as follows(e):
Implementation costs	[6]	$ 3	$ 5	$ 1

[1]	In 2016, Employee terminations represent the expected reduction of the workforce by approximately 4,900 employees, mainly in manufacturing, sales, research and corporate. Employee termination costs are generally recorded when the actions are probable and estimable and include accrued severance benefits, pension and postretirement benefits, many of which may be paid out during periods after termination.The restructuring charges in 2016, are associated with the following:•IH ($272 million); EH ($158 million); WRD, GPD and Medical (M) (WRD/GPD/M) ($169 million); manufacturing operations ($368 million); and Corporate ($189 million).The restructuring charges in 2015, which include a $39 million charge related to a 36% reduction in our labor force in Venezuela, are associated with the following:•IH ($85 million); EH ($402 million); WRD/GPD/M ($80 million); manufacturing operations ($80 million); and Corporate ($164 million), The restructuring charges in 2014 are associated with the following:•IH ($63 million); EH ($57 million); WRD/GPD/M ($37 million); manufacturing operations ($97 million); and Corporate ($65 million). as well as $149 million of income related to the partial reversal of prior-period restructuring charges not directly associated with the new individual segments, and primarily reflecting a change in estimate with respect to our sales force restructuring plans.In September 2015, in order to eliminate certain redundancies in Pfizer’s biosimilar drug products pipeline created as a result of the acquisition of Hospira, Pfizer opted to return rights to Celltrion that Hospira had previously acquired to potential biosimilars to Rituxan® (rituximab) and Herceptin® (trastuzumab). As such, upon return of the acquired rights, in 2015, we incurred charges of $215 million, which are comprised of (i) a write-off of the applicable IPR&D assets, totaling $170 million, which is included in Asset impairments; (ii) a write-off of amounts prepaid to Celltrion in the amount of $25 million, which is included in Asset impairments; and (iii) a payment to Celltrion of $20 million, which is included in Exit costs.
[2]	Transaction costs represent external costs for banking, legal, accounting and other similar services, most of which in 2016 are directly related to our acquisitions of Medivation and Anacor, and the terminated transaction with Allergan. Transaction costs in 2015 represent external costs directly related to the acquisition of Hospira and the terminated transaction with Allergan and primarily include expenditures for banking, legal, accounting and other similar services.
[3]	Integration costs represent external, incremental costs directly related to integrating acquired businesses, and primarily include expenditures for consulting and the integration of systems and processes. In 2016, integration costs primarily relate to our acquisition of Hospira and the terminated transaction with Allergan. Integration costs in 2015 represent external incremental costs directly related to our acquisition of Hospira.
[4]	Amounts may not add due to rounding.
[5]	Additional depreciation––asset restructuring represents the impact of changes in the estimated useful lives of assets involved in restructuring actions.
[6]	Implementation costs represent external, incremental costs directly related to implementing our non-acquisition-related cost-reduction/productivity initiatives.